PUTD	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
listed on Cboe BZX Exchange, Inc.

July 2, 2024

Supplement to the
Statement of Additional Information (“SAI”)
dated July 26, 2023, as supplemented

All references to the Fund’s fiscal year end throughout the SAI are hereby replaced with July 31.

Please retain this Supplement for future reference.